Subsequent event - Additional Information (Detail) - shares	1 Months Ended		12 Months Ended
	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022
Treasury shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares in entity held by entity or by its subsidiaries or associates			81,024
Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Treasury Shares Repurchase			734,041
Class A Ordinary Shares [Member] | Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Class A common shares canceled	815,065	815,065